PIMCO California Short Duration Municipal Income Fund Expense Example, No Redemption - PIMCO California Short Duration Municipal Income Fund - A	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 298
Expense Example, No Redemption, 3 Years	453
Expense Example, No Redemption, 5 Years	622
Expense Example, No Redemption, 10 Years	$ 1,111